Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Operating Lease and Rights of Use
The Company’s operating lease obligation consists of leased office, laboratory, and manufacturing space under a non-cancellable operating lease that expires in October 2024. Operating lease costs were $217,000 for the three months ended March 31, 2019. Cash paid for amounts included in the measurement of operating lease liabilities was $193,000 for the three months ended March 31, 2019. As of March 31, 2019, the weighted average discount rate was approximately 6.50% and the weighted average remaining lease term was 5.60 years. Balance sheet information as of March 31, 2019 consists of the following (in thousands):

Operating Lease:	March 31, 2019
Operating lease right-of-use asset in other non-current assets	$3,820
Operating lease liability in accrued liabilities	$712
Operating lease liability in other liabilities	4,285
Total operating lease liabilities	$4,997

The following table summarizes the Company’s operating lease maturities as of March 31, 2019 (in thousands):

Period Ending December 31:	Amount
2019	$760
2020	1,037
2021	1,066
2022	1,096
2023	1,127
2024	904
Total lease payments	5,990
Less: imputed interest	(993)
Present value of lease liabilities	$4,997

Minimum future lease payments previously disclosed under ASC 840 in the Company’s audited consolidated financial statements and the related notes thereto for the year ended December 31, 2018 which are included elsewhere in the Company’s prospectus are as follows (in thousands):

Year Ending December 31:	Total Minimum Lease Payments
2019	$1,002
2020	1,002
2021	1,031
2022	1,044
2023	1,920
$5,999

Purchase Obligations
Purchase obligations consist of agreements to purchase goods and services entered into in the ordinary course of business. The Company had non-cancellable commitments for inventory that were payable within one year to suppliers for purchases totaling $2,855,100 as of March 31, 2019.
Indemnification
In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and may provide for indemnification of the counterparty. The Company’s exposure under these agreements is unknown because it involves claims that may be made against it in the future but have not yet been made. To date, the Company has not been subject to any claims or been required to defend any action related to its indemnification obligations.
The Company indemnifies each of its directors and officers for certain events or occurrences, subject to certain limits, while the director is or was serving at the Company’s request in such capacity, as permitted under Delaware law and in accordance with its certificate of incorporation and bylaws. The term of the indemnification period lasts as long as a director may be subject to any proceeding arising out of acts or omissions of such director in such capacity. The maximum amount of potential future indemnification is unlimited; however, the Company currently holds director liability insurance. This insurance allows the transfer of risk associated with the Company’s exposure and may enable it to recover a portion of any future amounts paid. The Company believes that the fair value of these indemnification obligations is minimal. Accordingly, the Company has not recognized any liabilities relating to these obligations as of March 31, 2019.
Contingencies
The Company is not involved in any pending legal proceedings that it believes could have a material adverse effect on its financial condition, results of operations or cash flows. From time to time, the Company may pursue litigation to assert its legal right and such litigation may be costly and divert the efforts and attention of its management and technical personnel which could adversely affect its business. The Company accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. There were no contingent liabilities requiring accrual at December 31, 2018 and March 31, 2019.
Legal Matters
In February 2019, a former employee, through counsel, advised the Company that he had filed a charge of discrimination against the Company with the California Department of Fair Employment & Housing, or DFEH.  The former employee’s complaint alleges sexual harassment and retaliation in violation of the California Department of Fair Employment & Housing Act.  The complaint does not allege specific damages. To date, the DFEH has not contacted the Company. The Company denies the complaint’s allegations and intends to vigorously defend itself. At this time the Company cannot estimate the outcomes or possible loss or range of loss arising from this claim, if any; as such, no accrual was included in the Company’s balance sheet as of March 31, 2019.
Commitments and Contingencies
Operating Leases
The Company’s operating lease obligations primarily consist of leased office, laboratory, and manufacturing space under non-cancellable operating leases that expire in January 2019 and in
October 2024. In November 2017, the Company entered into a six-year operating lease for new office space in Sunnyvale, the lease commenced in June 2018 and expires in October 2024. The lease agreement includes a renewal provision allowing the Company to extend this lease for an additional period of five years. In addition to the minimum future lease commitments presented below, the lease requires the Company to pay property taxes, insurance, maintenance, and repair costs. The lease includes a rent holiday concession and escalation clauses for increased rent over the lease term. Rent expense is recognized using the straight-line method over the term of the lease. The Company records deferred rent calculated as the difference between rent expense and the cash rental payments. In connection with the facility lease, the landlord provided incentives of $794,000 to the Company in the form of leasehold improvements. In addition, the landlord also provided for leasehold improvements financing of $316,000. The financing amount was added to the Company’s minimum lease commitments as of the lease commencement date at an interest rate of 7.0% per annum. These amounts have been reflected as deferred rent and are being amortized as a reduction to rent expense over the original term of the Company’s operating lease.
The aggregate future minimum lease payments as of December 31, 2018 are as follows (in thousands):

Year Ending December 31:	Total Minimum Lease Payments
2019	$1,002
2020	1,002
2021	1,031
2022	1,044
2023 and thereafter	1,920
$5,999

Purchase Obligations
Purchase obligations consist of agreements to purchase goods and services entered into in the ordinary course of business. The Company had non-cancellable commitments for inventory that were payable within one year to suppliers for purchases totaling $4,648,000 as of December 31, 2018.
Indemnification
In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and may provide for indemnification of the counterparty. The Company’s exposure under these agreements is unknown because it involves claims that may be made against it in the future but have not yet been made. To date, the Company has not been subject to any claims or been required to defend any action related to its indemnification obligations.
The Company indemnifies each of its directors and officers for certain events or occurrences, subject to certain limits, while the director is or was serving at the Company’s request in such capacity, as permitted under Delaware law and in accordance with its certificate of incorporation and bylaws. The term of the indemnification period lasts as long as a director may be subject to any proceeding arising out of acts or omissions of such director in such capacity. The maximum amount of potential future indemnification is unlimited; however, the Company currently holds director liability insurance. This insurance allows the transfer of risk associated with the Company’s exposure and may enable it to recover a portion of any future amounts paid. The Company believes that the fair value of these indemnification obligations is minimal. Accordingly, the Company has not recognized any liabilities relating to these obligations as of December 31, 2018.
Legal Proceedings
The Company is not involved in any pending legal proceedings that it believes could have a material adverse effect on its financial condition, results of operations or cash flows. From time to time, the Company may pursue litigation to assert its legal right and such litigation may be costly and divert the efforts and attention of its management and technical personnel which could adversely affect its business.